Fees Summary	Feb. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,015,000.00
Previously Paid Amount	0.00
Total Fee Amount	308.50
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee Rule 457(r)
Net Fee	$ 308.50
Narrative - Max Aggregate Offering Price	$ 2,015,000.00
Final Prospectus	true